Geographic Data and Concentration - Schedule of Revenue Concentration with In-Place Tenants (Detail) - Customer Concentration Risk - Revenue Concentration	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 09, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue concentration	100.00%	100.00%	100.00%
American Tower
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue concentration	13.00%	13.00%	13.00%
Other (Less than 10% Individually)
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue concentration	87.00%	87.00%	87.00%